DETAILS OF CASH FROM OPERATING ACTIVITIES	12 Months Ended
Dec. 31, 2011
DETAILS OF CASH FROM OPERATING ACTIVITIES
DETAILS OF CASH FROM OPERATING ACTIVITIES

17.          DETAILS OF CASH FROM OPERATING ACTIVITIES

(a)                                  Items not involving current cash flows are shown in the following table:

Years ended December 31,	2011	2010	2009
		(restated — note 20)
Straight-line rent adjustment	$1,369	$1,069	$760
Stock-based compensation expense	2,014	3,402	2,734
Depreciation and amortization	43,158	41,181	40,973
Write-down of long-lived assets	19,149	—	4,498
Future income taxes	(3,476)	10,440	(11,873)
Gain on disposal of real estate	(88)	—	(206)
Purchase price consideration adjustment	—	(20,335)	—
Impairment provision (recovery) related to loans receivable from MEC	—	(9,987)	90,800
Interest and other income from MEC	—	—	(40,567)
Other losses (gains), net	—	(42)	7,798
Deconsolidation adjustment to the carrying values of MID’s investment in, and amounts due from, MEC	—	—	46,677
Other	289	243	309
	$62,415	$25,971	$141,903

(b)                                 Changes in non-cash working capital balances are shown in the following table:

Years ended December 31,	2011	2010	2009
		(restated — note 20)
Accounts receivable	$(3,968)	$(1,036)	$569
Prepaid expenses and other	5,737	(5,436)	42
Accounts payable and accrued liabilities	(9,563)	(5,618)	7,350
Income taxes	(5,379)	13,907	2,981
Deferred revenue	4,888	(2,508)	1,542
Loans receivable from MEC, net	—	(613)	(118)
	$(8,285)	$(1,304)	$12,366

(c)                                  Non-cash investing and financing activities

On April 30, 2010, the Company acquired the MEC Transferred Assets with the purchase price being settled by the outstanding MEC loans of $347.1 million and cash payments aggregating $90.5 million.

On June 30, 2011, the Company cancelled 363,414 Class B Shares upon the disposition of the Arrangement Transferred Assets & Business (note 1). In addition, the remaining 183,999 Class B Shares were purchased for cancellation for Class A Subordinate Voting Shares which were renamed Common Shares.